Commitments and Contingencies - Redeemable noncontrolling interests (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jul. 02, 2023
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable noncontrolling interests, beginning balance	$ 520,998
Purchase of redeemable units	(1,114)	$ (328)
Fresh start accounting fair market value adjustment for purchased units	(149)
Net income attributable to noncontrolling interests	24,499
Distributions to noncontrolling interests	0
Redeemable noncontrolling interests, ending balance	544,234	$ 544,764
Six Flags Over Texas
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable noncontrolling interests, beginning balance	240,797
Purchase of redeemable units	(11)
Fresh start accounting fair market value adjustment for purchased units	(2)
Net income attributable to noncontrolling interests	12,241
Distributions to noncontrolling interests	0
Redeemable noncontrolling interests, ending balance	253,025
Six Flags Over Georgia
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable noncontrolling interests, beginning balance	280,201
Purchase of redeemable units	(1,103)
Fresh start accounting fair market value adjustment for purchased units	(147)
Net income attributable to noncontrolling interests	12,258
Distributions to noncontrolling interests	0
Redeemable noncontrolling interests, ending balance	$ 291,209